Stock-based compensation - Share options plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 $ / shares
Number of options
Exercised (in shares))	(109,100)		(327,000)
Forfeited or expired (in shares)	(4,500)
Weighted average exercise price $ per share
Forfeited or expired (CAD per share) | $ / shares		$ 10.13
Proceeds from options exercised | $	$ 537		$ 1,953
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Vesting percentage	20.00%
Number of shares authorized for issuance (in shares)	2,382,019,000	2,382,019,000
Number of options
Beginning balance (in shares)	238,600		565,600
Exercised (in shares))	(109,100)		(327,000)
Ending balance (in shares)	125,000		238,600
Weighted average exercise price $ per share
Beginning balance (CAD per share) | $ / shares				$ 5.40
Exercised (CAD per share) | $ / shares		$ 4.91		$ 5.97
Ending balance (CAD per share) | $ / shares		$ 4.16
Proceeds from options exercised | $	$ 537		$ 1,953
Total intrinsic value of options exercised | $	$ 535		$ 3,274